Warrants for Ordinary Shares - Schedule of fair value of the warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial Liabilities Fair Value Disclosure [Abstract]
Value of warrant per share	$ 0.3	$ 0.45
Number of ordinary shares issuable upon exercise of warrants	346,667	346,667
Fair value of warrant liability	$ 104	$ 155